Commitments and Contingencies (Award Proceedings in Relation to Domination Agreement and Squeeze-Out Narrative) (Details) (Domination Agreement and Squeeze-Out [Member], EUR €)
In Millions, except Share data, unless otherwise specified
Dec. 31, 2012
Loss Contingencies [Line Items]
Number of legal actions	2
Squeeze-out compensation, per share	€ 66.99
Domination agreement compensation, shares	145,387
Domination agreement compensation, value	€ 2
Guaranteed dividends, value	€ 1
Previous [Member]
Loss Contingencies [Line Items]
Domination agreement compensation, per share	€ 41.92
Guaranteed dividends, per share	€ 2.89
Subsequent [Member]
Loss Contingencies [Line Items]
Domination agreement compensation, per share	€ 51.86
Guaranteed dividends, per share	€ 3.79
Maximum [Member]
Loss Contingencies [Line Items]
Shares subject to adjustment	1,069,465
Minimum [Member]
Loss Contingencies [Line Items]
Shares subject to adjustment	924,078